Investments - Schedule of Investments in Available-for-sale Securities at Fair Values (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Amortized Cost	$ 1,709,922	$ 1,397,289
Gross Unrealized Gains	1,030	870
Gross Unrealized Losses	(3,887)	(3,493)
Fair Value	1,707,065	1,394,666
Agency Securities [Member]
Investment [Line Items]
Amortized Cost	411,963	530,981
Gross Unrealized Gains	699	757
Gross Unrealized Losses	(1,169)	(1,216)
Fair Value	411,493	530,522
Corporate Securities [Member]
Investment [Line Items]
Amortized Cost	842,887	699,060
Gross Unrealized Gains	193	90
Gross Unrealized Losses	(2,114)	(1,929)
Fair Value	840,966	697,221
Municipal Securities [Member]
Investment [Line Items]
Amortized Cost	9,989	14,872
Gross Unrealized Gains	3	14
Gross Unrealized Losses	(4)	(8)
Fair Value	9,988	14,878
Government Securities [Member]
Investment [Line Items]
Amortized Cost	445,083	152,376
Gross Unrealized Gains	135	9
Gross Unrealized Losses	(600)	(340)
Fair Value	$ 444,618	$ 152,045